Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022		$ 1,000	[1]	$ 1,000	[1]	$ 10,790,348	$ 5,344,116	$ (28,064)	$ 16,108,400	$ 3,932,230	$ 20,040,630
Balance, shares at Dec. 31, 2022	[1]	10,000,000		10,000,000
Return of capital for unissued shares			[1]		[1]	(2,676,807)			(2,676,807)		(2,676,807)
Net loss			[1]		[1]		1,995,951		1,995,951	962,761	2,958,712
Foreign currency translation adjustment			[1]		[1]			2,017,563	2,017,563	(129,774)	1,887,789
Balance at Dec. 31, 2023		$ 1,000	[1]	$ 1,000	[1]	8,113,541	7,340,067	1,989,499	17,445,107	4,765,217	22,210,324
Balance, shares at Dec. 31, 2023	[1]	10,000,000		10,000,000
Return of capital for unissued shares			[1]		[1]	(5,311,880)			(5,311,880)		(5,311,880)
Net loss			[1]		[1]		1,877,237		1,877,237	167,910	2,045,147
Foreign currency translation adjustment			[1]		[1]			276,197	276,197	(129)	276,068
Acquisition of subsidiary			[1]		[1]					71,484	71,484
Acquisition of non-controlling interest			[1]		[1]	1,833,094	3,365,846	(1,601,801)	3,597,139	(3,754,487)	(157,348)
Balance at Dec. 31, 2024		$ 1,000	[1]	$ 1,000	[1]	4,634,755	12,583,150	663,895	17,883,800	1,249,995	19,133,795
Balance, shares at Dec. 31, 2024	[1]	10,000,000		10,000,000
Net loss					[1]		(4,308,902)		(4,308,902)	(212,473)	(4,521,375)
Foreign currency translation adjustment			[1]		[1]			(85,509)	(85,509)	(10,827)	(96,336)
Issuance of shares pursuant to IPO, net of offering costs		$ 357	[1]		[1]	8,096,922			8,097,279		8,097,279
Issuance of shares pursuant to IPO, net of offering cost, shares	[1]	3,565,000
Balance at Jun. 30, 2025		$ 1,357	[1]	$ 1,000	[1]	12,731,677	8,274,248	578,386	21,586,668	1,026,695	22,613,363
Balance, shares at Jun. 30, 2025	[1]	13,565,000		10,000,000
Net loss			[1]		[1]		(18,639,741)		(18,639,741)	(500,431)	(19,140,172)
Foreign currency translation adjustment			[1]		[1]			(344,741)	(344,741)	(11,006)	(355,747)
Balance at Jun. 30, 2026		$ 1,357	[1]	$ 1,000	[1]	$ 12,731,677	$ (10,365,493)	$ 233,645	$ 2,602,186	$ 515,258	$ 3,117,444
Balance, shares at Jun. 30, 2026	[1]	13,565,000		10,000,000

[1]	Shares and per share data presented for all periods have been retrospectively adjusted to reflect the share redesignation and reclassification on October 20, 2026 (see Note 14)